Segment Reporting (Details) - Schedule of Revenue in Term of Geographical Locations of Customers - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Geographical total revenue		$ 38,530,773	$ 45,598,620	$ 66,232,757
Mainland China [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		28,662,637	33,266,314	52,664,829
Hong Kong SAR [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		3,383,864	3,285,506	3,969,151
Vietnam [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		1,367,085	3,130,339	2,689,693
Other Southeast Asian countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue	[1]	2,041,567	3,364,678	2,980,421
Australia [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		953,161	1,168,191	1,343,353
United States of America [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		1,560,781	848,789	1,232,689
Other countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		561,678	534,803	1,352,621
Packaging products [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		22,348,633	23,065,859	36,256,189
Packaging products [Member] | Mainland China [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		19,316,785	19,677,726	31,459,882
Packaging products [Member] | Hong Kong SAR [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		1,110,428	797,390	1,374,684
Packaging products [Member] | Vietnam [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		935,670	1,802,700	1,129,772
Packaging products [Member] | Other Southeast Asian countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue	[1]	445,218	516,753	699,621
Packaging products [Member] | Australia [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		4,543	812	1,123
Packaging products [Member] | United States of America [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		45,701	12,214	437,395
Packaging products [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		490,288	258,264	1,153,712
Corrugated products [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		11,833,698	16,977,098	23,986,957
Corrugated products [Member] | Mainland China [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		9,284,023	13,481,344	20,947,090
Corrugated products [Member] | Hong Kong SAR [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		880,875	1,327,396	1,696,811
Corrugated products [Member] | Vietnam [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		266	5,322
Corrugated products [Member] | Other Southeast Asian countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue	[1]	205,496	861,594
Corrugated products [Member] | Australia [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		948,618	1,167,379	1,342,230
Corrugated products [Member] | United States of America [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		446,467	47,688
Corrugated products [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		67,953	86,375	826
Packaging products supply chain management solutions [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		4,348,442	5,555,663	5,989,611
Packaging products supply chain management solutions [Member] | Mainland China [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		61,829	107,244	257,857
Packaging products supply chain management solutions [Member] | Hong Kong SAR [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		1,392,561	1,160,720	897,656
Packaging products supply chain management solutions [Member] | Vietnam [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		431,149	1,322,317	1,559,921
Packaging products supply chain management solutions [Member] | Other Southeast Asian countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue	[1]	1,390,853	1,986,331	2,280,800
Packaging products supply chain management solutions [Member] | Australia [Member]
Segment Reporting Information [Line Items]
Geographical total revenue
Packaging products supply chain management solutions [Member] | United States of America [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		1,068,613	788,887	795,294
Packaging products supply chain management solutions [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Geographical total revenue		$ 3,437	$ 190,164	$ 198,083

[1]	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.